Debt and Borrowings - Schedule of Long-Term Debt and Interest Maturities (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Schedule of Long-Term Debt and Interest Maturities [Abstract]
2026	$ 1,274,942
2027	1,295,710
2028	1,586,985
2029	732,721
2030
Total	$ 4,890,358